Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Debt Disclosure [Abstract]
Long-Term Debt

5. Long-Term Debt

Long-term debt consisted of the following (in thousands):

	December 29, 2018		September 28, 2019		Contractual Interest Rate	Effective Interest Rate		Maturity Date
Term loans:
First Lien Credit Agreement	$725,000	(1)	$475,188		3.50% + Eurodollar rate, or 2.50% + ABR rate (2),(3)	5.76	% (5)	October 2025
Second Lien Credit Agreement	150,000	(1)	—		7.25% + Eurodollar rate, or 6.25% + ABR rate (2),(3)	—	% (6)	October 2026
Revolving credit facility	—		—		3.25 % to 3.75% + Eurodollar rate, or 2.25% to 2.75% + ABR rate (2),(3),(4)	—%		October 2023
Notes payable	—		312
Capital lease	2,019		—

Long-term debt—gross	877,019		475,500
Less: Debt discounts and debt issuance costs, net of amortization	(19,651	) (1)	(12,982)

Long-term debt—net	857,368		462,518
Less: Current portion	(7,349)		(267	) (7)

Long-term debt—noncurrent	$850,019		$462,251

(1)

To conform with current period presentation, unamortized debt discounts of $1.8 million and $1.5 million as of December 29, 2018 have been reclassified from “First Lien Credit Agreement” and “Second Lien Credit Agreement,” respectively, and included in “Debt discounts and debt issuance costs, net of amortization.” This reclassification had no impact on our condensed consolidated financial statements for 2018.

(2)

Eurodollar rate has a floor rate of 0.00% and is subject to adjustment required under regulations issued by the Federal Reserve Board for determining maximum reserve requirements with respect to Eurocurrency funding.

(3)	ABR rate is the highest of the prime rate, the federal funds effective rate + 0.50%, or Eurodollar rate +1.00%.
(4)	Rates vary depending on the applicable first lien secured leverage ratio as defined by the agreement.
(5)	Represents the effective interest rate as of September 28, 2019.
(6)	We repaid this term loan balance in full in connection with the closing of our IPO in June 2019 as further discussed below.
(7)

Represents our note payments due in the next 12 months. As discussed below, the principal payment of our outstanding term loan under the First Lien Credit Agreement will not be due until its maturity date.

First Lien Credit Agreement

On October 22, 2018, GOBP Holdings, Inc (“GOBP Holdings”), our wholly owned subsidiary, together with another of our wholly owned subsidiary, entered into a first lien credit agreement (the “First Lien Credit Agreement”) with a syndicate of lenders for a $725.0 million senior term loan and a revolving credit facility for an amount up to $100.0 million, with a sub-commitment for a $35.0 million letter of credit and a sub-commitment for $20.0 million of swingline loans. Borrowings under the First Lien Credit Agreement is secured by substantially all the assets of the borrower subsidiary and its guarantors. The term loan proceeds were primarily used for retiring the prior first lien credit agreement and paying the dividends related to our 2018 recapitalization. As of September 28, 2019, we had standby letters of credit outstanding totaling $3.6 million under the First Lien Credit Agreement.

We are required to pay a quarterly commitment fee ranging from 0.25% to 0.50% on the daily unused amount of the commitment under the revolving credit facility based upon the leverage ratio defined in the agreement and certain criteria specified in the agreement. We are also required to pay fronting fees and other customary fees for letters of credit issued under the revolving credit facility.

The First Lien Credit Agreement permits voluntarily prepayment on borrowings without premium or penalty. In connection with the closing of our IPO, we prepaid $248.0 million of principal and $3.8 million of interest on June 24, 2019 and elected to apply the prepayment against the remaining principal installments in the direct order of maturity. No further principal payment on the term loan will be due until the maturity date of this term loan. The terms of the First Lien Credit Agreement include mandatory prepayment requirements on the term loan if certain conditions are met (as described in the First Lien Credit Agreement).

On July 23, 2019, GOBP Holdings together with another of our wholly owned subsidiary entered into an incremental agreement (the “Incremental Agreement”) to amend the First Lien Credit Agreement. The Incremental Agreement refinanced the term loan outstanding under the First Lien Credit Agreement with a replacement $475.2 million senior secured term loan credit facility with an applicable margin of 3.50% or 3.25% for eurodollar loans and 2.50% or 2.25% for base rate loans, in each case depending on the public corporate family rating of GOBP Holdings. This new term loan matures on October 22, 2025, which is the same maturity date as provided under our First Lien Credit Agreement. We wrote off debt issuance costs of $0.3 million and incurred debt modification costs of $0.2 million in the third quarter of fiscal 2019 in connection with this refinance.

On October 23, 2019, we prepaid $15.0 million of principal on this term loan.

Second Lien Credit Agreement

On October 22, 2018, a wholly owned subsidiary of the Company entered into a second lien credit agreement with a syndicate of lenders for a $150.0 million senior term loan. The proceeds were primarily used for retiring the prior second lien credit agreement and paying the dividends related to our 2018 recapitalization.

The term loan under the Second Lien Credit Agreement did not require minimum quarterly principal payment. The Second Lien Credit Agreement did require mandatory prepayment if certain conditions were met and permitted voluntarily prepayment on borrowings without premium or penalty.

On June 24, 2019, we terminated the Second Lien Credit Agreement and repaid in full the outstanding principal balance of $150.0 million and accrued interest of $3.6 million. Accordingly, we wrote off the remaining debt issuance costs of $3.8 million and loan discounts of $1.4 million on June 24, 2019.

Debt Covenant

The First Lien Credit Agreement contains certain customary representations and warranties, subject to limitations and exceptions, and affirmative and customary covenants. The First Lien Credit Agreement has the ability to restrict us from entering into certain types of transactions and making certain types of payments including dividends and stock repurchase and other similar distributions, with certain exceptions. Additionally, the revolving credit facility under our First Lien Credit Agreement is subject to a first lien secured leverage ratio of 7.00 to 1.00, tested quarterly if, and only if, the aggregate principal amount from the revolving facility, letters of credit (to the extent not cash collateralized or backstopped or, in the aggregate, not in excess of the greater of $10.0 million and the stated face amount of letters of credit outstanding on the closing date) and swingline loans outstanding and/or issued, as applicable, exceeds 35% of the total amount of the revolving credit facility commitments.

As of September 28, 2019, we were not subject to the first lien secured leverage ratio testing requirement. Additionally, we were in compliance with all applicable covenant requirements as of September 28, 2019 for our First Lien Credit Agreement.

Schedule of Principal Maturities

Principal maturities of our debt as of September 28, 2019 were as follows (in thousands):

Remainder of fiscal 2019	$45
Fiscal 2020	267
Fiscal 2021	—
Fiscal 2022	—
Fiscal 2023	—
Thereafter	475,188

Total	$475,500

Interest Expense

Interest expense, net, consisted of the following (in thousands):

	13 Weeks Ended		39 Weeks Ended
	September 29, 2018	September 28, 2019	September 29, 2018	September 28, 2019
Interest on term loan debt	$12,717	$7,220	$37,957	$38,476
Amortization of debt issuance costs	1,090	533	3,275	1,828
Interest on capital leases	29	68	88	192
Other	—	—	—	7
Interest income	(310)	(479)	(908)	(1,271)

Interest expense, net	$13,526	$7,342	$40,412	$39,232

Debt Extinguishment and Modification Costs

Debt extinguishment and modification costs consisted of following (in thousands):

	13 Weeks Ended		39 Weeks Ended
	September 29, 2018	September 28, 2019	September 29, 2018	September 28, 2019
Write off of debt issuance costs	$—	$322	$—	$4,110
Debt modification costs	—	150	—	150
Write off of loan discounts	—	—	—	1,374

Debt extinguishment and modification costs	$—	$472	$—	$5,634

5. Long-Term Debt

Long-term debt (in thousands) as of December 30, 2017 and December 29, 2018 consist of the following:

	December 30, 2017	December 29, 2018
Term loans under 2014 First Lien Credit Agreement	$525,010	—
Term loans under 2014 Second Lien Credit Agreement	200,000	—
Term loans under 2018 First Lien Credit Agreement	—	723,236
Term loans under 2018 Second Lien Credit Agreement	—	148,535
Capital lease	2,113	2,019

Subtotal	727,123	873,790
Less current portion	(5,384)	(7,349)

Long-term debt	721,739	866,441
Less debt issuance costs (Note 1)	(16,237)	(16,422)

Long-term debt—net	$705,502	$850,019

First Lien Credit Agreement

On October 22, 2018, Holdings entered into a first lien credit agreement (“First Lien Credit Agreement”), whereby a syndicate of lenders agreed to loan a $725.0 million senior term loan and to provide revolving loans and standby letters of credit of up to $100.0 million. The First Lien Credit Agreement is secured by substantially all of Holdings’ assets and expires on October 21, 2025, with respect to the term loan, and October 20, 2023, with respect to the revolving loan facility. At the same time, Holdings retired the existing 2014 first lien credit agreement as part of the debt modification transaction.

Interest on the First Lien Credit Agreement loans are at either the Eurodollar rate, with a floor of 1.00%, as adjusted for the reserve percentage required under regulations issued by the Federal Reserve Board for determining maximum reserve requirements with respect to Eurocurrency funding, plus an applicable margin rate of between 3.75% for the initial term loans and between 3.25% and 3.75% for revolving credit loans, depending on the secured leverage ratio, or an ABR rate, with a floor of 2.00%, plus an applicable margin rate of 2.75% for the initial term loan or between 2.25% and 2.75% for revolving credit loans, depending on the secured leverage ratio. The ABR rate is determined as the greater of (a) the prime rate, (b) the federal funds effective rate, plus 0.5%, (c) the Eurodollar rate plus 1%, or (d) 2.00% solely with regard to the initial term loan. Holdings is able to select the rate type at the time of its initial borrowing. For loans utilizing the Eurodollar basis, Holdings is able to select a fixed-interest period of between 2 and 12 months, subject to certain restrictions. The interest rate in effect as of December 30, 2017 and December 29, 2018 was 5.19% and 6.09%, respectively.

Starting April 1, 2019, the term loan under the First Lien Credit Agreement is payable in minimum quarterly installments of $1.8 million per quarter with the remaining balance due on October 21, 2025. The Company was in compliance with debt covenants under the First Lien Credit Agreement as of December 29, 2018.

As part of this transaction, Holdings incurred capitalizable debt issuance costs of $7.2 million which will amortize over the life of the First Lien Credit Agreement. In addition, Holdings incurred $1.0 million in capitalizable debt issuance costs directly related to the acquisition of the revolving loan facility which will amortize ratably over the life of the revolving loan facility. Holdings incurred $1.8 million in debt issuance costs that could not be capitalized and were expensed immediately.

Unamortized 2014 First Lien Credit Agreement debt issuance costs of $5.9 million will amortize over the respective lives of the term loan and revolving credit facility under the First Lien Credit Agreement. Holdings wrote-off unamortized debt issuance costs of $2.5 million related to the investors who exited the syndicate or decreased their holding.

Holdings may utilize the $100.0 million revolving loan facility for standby letters of credit. All amounts do not require minimum repayments, and any outstanding amounts are due on October 21, 2023. As of December 30, 2017, Holdings had $3.4 million in outstanding letters of credit against the former $75 million revolving loan facility and other than for these standby letters of credit, Holdings did not utilize the former facility for the fiscal year ended December 30, 2017. As of December 29, 2018, Holdings had $3.4 million in outstanding letters of credit. Other than for the standby letters of credit, Holdings did not utilize this facility for the fiscal year ended December 29, 2018.

The additional debt taken on with the new First Lien Credit Agreement and Second Lien Credit Agreement (as defined below) funded the $152.2 million cash dividend declared on October 22, 2018 and paid during the fiscal year ended December 29, 2018. The Company also paid cash dividends of $1.4 million to its stockholders during the fiscal year ended December 29, 2018 in conjunction with the cash dividend declared on June 23, 2016. A total of $153.6 million of cash dividends were paid during the fiscal year ended December 29, 2018 (Note 6). The payments of these dividends were compliant with the First Lien Credit Agreement and Second Lien Credit Agreement covenants.

Second Lien Credit Agreement

On October 22, 2018, Holdings entered into a second lien credit agreement (“Second Lien Credit Agreement”), whereby a syndicate of lenders agreed to loan a $150.0 million senior term loan, payable on October 21, 2026. At the same time, Holdings retired the existing 2014 second lien credit agreement as part of the debt modification transaction.

Interest on the Second Lien Credit Agreement term loan is at either the Eurodollar rate, with a floor of 1.00%, as adjusted for the reserve percentage required under regulations issued by the Federal Reserve Board for determining maximum reserve requirements with respect to Eurocurrency funding, plus an applicable margin rate of 7.25%, or an ABR rate, with a floor of 2.00%, plus an applicable margin rate of 6.25%. The ABR rate is determined as the greater of (a) the prime rate, (b) the federal funds effective rate, plus 0.5%, (c) the Eurodollar rate plus 1%, or (d) 2.00% solely with regard to the initial term loans. Holdings is able to select the rate type at the time of its initial borrowing. For loans utilizing the Eurodollar basis, Holdings is able to select a fixed-interest period of between 2 and 12 months, subject to certain restrictions. The interest rate in effect as of December 29, 2018 and December 30, 2017 was 9.59% and 9.94%, respectively.

The term loan under the Second Lien Credit Agreement does not require minimum quarterly installment payments and is payable in full on October 21, 2026. The company was in compliance with debt covenants under the Second Lien Credit Agreement as of December 29, 2018.

Unamortized Second Lien Credit Agreement debt issuance costs of $4.1 million will amortize ratably over the life of the agreement. Holdings wrote-off unamortized debt issuance costs of $0.9 million related to the investors who exited the syndicate or decreased their holding.

The First Lien Credit Agreement and Second Lien Credit Agreement contain covenants limiting Holdings and the ability of its restricted subsidiaries to, among other things: pay dividends or distributions, repurchase equity, prepay junior debt and make certain investments; incur additional debt or issue certain disqualified stock and preferred stock; incur liens on assets; merge or consolidate with another company or sell all or substantially all assets; enter into transactions with affiliates; and enter into agreements that would restrict its subsidiaries to pay dividends or make other payments to Holdings. These covenants are subject to important exceptions and qualifications as described in the First Lien Credit Agreement and the Second Lien Credit Agreement.

The components of interest expense, net and debt extinguishment and modification costs (in thousands) are as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Interest on term loan debt	$43,656	$46,235	$52,569
Amortization of debt issuance costs	4,301	4,442	4,024
Interest on capital leases	151	122	117
Other	—	30	2
Interest income	(961)	(1,131)	(1,350)

Interest expense, net	$47,147	$49,698	$55,362

Write off of debt issuance costs	—	1,258	3,459
Debt modification costs	—	208	1,794

Debt extinguishment and modification costs	$—	$1,466	$5,253

Principal maturities of long-term debt (in thousands) as of December 29, 2018, are as follows:

2019	$7,349
2020	9,173
2021	7,383
2022	7,390
2023	7,399
Thereafter	835,096

Total	$873,790